Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Interest-bearing deposits with banks	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	136,906
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,158	7,945
Other investments	9,751	13,448
Loans	20,694	18,552
Other intangible assets (mortgage servicing rights)	70	66
Other assets	35,765	39,470
Level 1 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	26,052	36,319
Trading assets	155,329	190,546
Investment securities	3,658	6,190
Other investments	424	631
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,451	5,886
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	190,914	239,572
Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(522)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,619	239,050
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	424	631
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	8
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	94	431
Trading assets	82,241	84,937
Investment securities	3,649	6,186
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	61,507	67,775
Investment securities	3,302	5,904
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	340	196
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	19,331	16,233
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	25,958	35,888
Trading assets	57,398	91,376
Investment securities	9	4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,455	7,004
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,017	3,217
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	3,929	3,002
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	9,235	7,229
Level 2 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	157,469	135,709
Securities received as collateral	3,946	5,828
Trading assets	974,596	742,881
Investment securities	1,398	1,676
Other investments	282	1,382
Loans	13,852	12,294
Loans - of which commercial and industrial	7,591	6,574
Loans - of which financial institutions	5,480	5,389
Other intangible assets (mortgage servicing rights)	0	0
Other assets	23,050	24,526
Other assets - of which loans held-for-sale	12,104	14,866
Total assets at fair value	1,174,998	924,296
Less other investments - equity at fair value attributable to noncontrolling interests	(99)	(870)
Less assets consolidated under ASU 2009-17	(9,304)	(11,655)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,165,595	911,771
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	232	575
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	154	185
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	50	807
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	40	614
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	3,895	5,812
Trading assets	52,766	58,605
Investment securities	1,315	1,590
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	8,123	8,100
Investment securities	0	284
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,835	5,552
Trading assets	27,622	34,722
Investment securities	748	984
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	5,848	6,937
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,556	2,226
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	6,570	5,764
Investment securities	566	321
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	51	16
Trading assets	9,039	10,943
Investment securities	83	86
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	909,156	663,116
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	724,203	475,596
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	75,091	83,857
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	32,734	31,967
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	61,120	46,824
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	3,635	10,217
Level 3 | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	1,197
Securities received as collateral	193	0
Trading assets	22,278	22,372
Investment securities	102	79
Other investments	9,045	11,435
Loans	6,842	6,258
Loans - of which commercial and industrial	4,559	3,558
Loans - of which financial institutions	2,179	2,195
Other intangible assets (mortgage servicing rights)	70	66
Other assets	7,469	9,253
Other assets - of which loans held-for-sale	6,901	8,932
Total assets at fair value	47,203	50,660
Less other investments - equity at fair value attributable to noncontrolling interests	(3,944)	(4,518)
Less assets consolidated under ASU 2009-17	(4,003)	(7,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	39,256	38,987
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,306	4,609
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,136	3,516
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	266	259
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	172	165
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,504	4,723
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,504	4,719
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,969	1,844
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	112	0
Trading assets	10,028	11,013
Investment securities	102	79
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	358	373
Investment securities	18	18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	112	0
Trading assets	5,076	3,803
Investment securities	43	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	1,786	3,264
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,517	1,861
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	727	1,135
Investment securities	41	62
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	81	0
Trading assets	467	622
Investment securities	0	0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	9,587	8,719
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,547	2,072
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,040	843
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,732	2,300
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,171	2,725
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,196	2,018
Netting impact | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(872,650)	(631,095)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(205)	(195)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(872,855)	(631,290)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(872,855)	(631,290)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(872,650)	(631,095)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Interest-bearing deposits with banks	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158,673	136,906
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,158	7,945
Other investments	9,751	13,448
Loans	20,694	18,552
Loans - of which commercial and industrial	12,150	10,132
Loans - of which financial institutions	7,659	7,584
Other intangible assets (mortgage servicing rights)	70	66
Other assets	35,765	39,470
Other assets - of which loans held-for-sale	19,005	23,798
Total assets at fair value	540,260	583,238
Less other investments - equity at fair value attributable to noncontrolling interests	(4,338)	(5,910)
Less assets consolidated under ASU 2009-17	(13,307)	(18,810)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	522,615	558,518
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,306	4,609
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,136	3,516
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	498	834
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	326	350
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,978	6,161
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,544	5,341
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,969	1,844
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	4,101	6,243
Trading assets	145,035	154,555
Investment securities	5,066	7,855
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	69,988	76,248
Investment securities	3,320	6,206
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	3,947	5,552
Trading assets	33,038	38,721
Investment securities	791	984
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	26,965	26,434
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	6,073	4,087
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	7,297	6,899
Investment securities	607	383
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	26,090	35,904
Trading assets	66,904	102,941
Investment securities	92	90
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	52,548	47,744
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	15,066	19,464